Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies Policies
Basis of consolidation
(a)	Basis of consolidation

Subsidiaries are entities controlled by Avianca Holdings S.A. The financial statements of subsidiaries are included in the Consolidated Financial Statements from the date that control commences until the date that control ceases. Control is established after assessing the Company’s ability to direct the relevant activities of the investee, its exposure and rights to variable returns, and its ability to use its power to affect the amount of the investee’s returns. The accounting policies of subsidiaries have been aligned when necessary with the policies adopted by the Company.

The following are the significant subsidiaries included within these financial statements:

Name of Subsidiary	Country of Incorporation	Ownership Interest%
		2017	2016
Avianca Ecuador S.A	Ecuador	99.62%	99.62%
Aerovías del Continente Americano S.A. Avianca	Colombia	99.98%	99.98%
Avianca, Inc.	USA	100%	100%
Avianca Leasing, LLC	USA	100%	100%
Grupo Taca Holdings Limited	Bahamas	100%	100%
Latin Airways Corp.	Panama	100%	100%
LifeMiles Ltd.	Bermuda	70%	70%
Avianca Costa Rica S.A.	Costa Rica	92.40%	92.40%
Taca International Airlines, S.A.	El Salvador	96.84%	96.84%
Tampa Cargo Logistics, Inc.	USA	99.98%	99.98%
Tampa Cargo S.A.S.	Colombia	99.98%	99.98%
Technical and Training Services, S.A. de C.V.	El Salvador	99%	99%
Trans American Airlines S.A.	Peru	100%	100%
Vu–Marsat S.A.	Costa Rica	100%	100%

On April 19, 2013, Avianca Leasing, LLC was formed as a limited liability Company in the State of Delaware, United States. On May 10, 2013, Avianca Holdings S.A. completed a $300,000 private offering of Senior Notes under Rule 144A and Regulation S under the U.S. Securities Act of 1933, as amended. Two subsidiaries of Avianca Holdings, Grupo Taca Holdings, Limited and Avianca Leasing, LLC, are jointly and severally liable under the Senior Notes as co–issuers. Avianca Leasing, LLC will not engage in any material business activity other than purchasing, leasing or otherwise acquiring and/or financing aircraft for use by Avianca, S.A. and its subsidiaries, the incurrence of obligations in connection therewith, including the notes, and activities incidental or ancillary thereto. Avianca S.A. is the sole member of Avianca Leasing, LLC. Therefore, the Company has consolidated the entity in accordance with IFRS 10.

The Consolidated Financial Statements also include 55 special purpose entities that relate primarily to the Company’s aircraft leasing activities. These special purpose entities are created in order to facilitate financing of aircraft with each SPE holding a single aircraft or asset. In addition the Consolidated Financial Statements includes 73 entities that are mainly investment vehicles, personnel employers and service providers within the consolidated entities. The Company has consolidated these entities in accordance with IFRS 10.

Transactions eliminated on consolidation
(b)	Transactions eliminated on consolidation

Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the Consolidated Financial Statements. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign currency
(c)	Foreign currency

Foreign currency transactions

These Consolidated Financial Statements are presented in US dollars, which is the Company’s functional currency.

Transactions in foreign currencies are initially recorded in the functional currency at the respective spot rate of exchange ruling at the date of the transaction.

Monetary assets and liabilities denominated in foreign currencies are translated to the spot rate of exchange ruling at the reporting date. All differences are taken to profit or loss. Non–monetary items that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the initial transaction. Non–monetary items measured at a revalued amount in a foreign currency are translated using the exchange rates at the date when the fair value was determined.

Foreign operations
(d)	Foreign operations

Assets and liabilities of foreign operations included in the Consolidated Statement of Financial Position are translated using the closing exchange rate on the date of the Consolidated Statement of Financial Position. The revenues and expenses of each income statement account are translated at monthly average rates; and all the resultant exchange differences are shown as a separate component in other comprehensive income.

Business combinations
(e)	Business combinations

Business combinations are accounted for using the acquisition method in accordance with IFRS 3 “Business Combinations”. The consideration for an acquisition is measured at acquisition date fair value of consideration transferred including the amount of any non–controlling interests in the acquiree. Acquisition costs are expensed as incurred and included in administrative expenses.

When the Company acquires a business, it measures at fair value the financial assets acquired and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred to the seller, including the amount recognized for non–controlling interest over the fair value of identifiable assets acquired and liabilities assumed.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purposes of impairment testing, goodwill acquired is, from the acquisition date, allocated to each of the Company’s cash–generating units that are expected to benefit from the acquisition, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Revenue recognition
(f)	Revenue recognition

In accordance with IAS 18, revenue is recognized to the extent that it is probable that economic benefits will flow to the Company and revenue can be reliably measured. Revenue is measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding associated taxes. The following specific recognition criteria must also be met before revenue is recognized:

(i)	Passenger and cargo transportation

The Company recognizes revenues from passenger transport and cargo transportation as profits once the service has been provided or on the basis of estimated ticket prices that are expected not to be used.

The Company is required, at the time of ticket sales, to collect including certain taxes, among which are transportation taxes and entry and exit taxes. These taxes are legal encumbrances that are imposed on the customer and are not included in the revenue for passenger transportation because the Company has a legal obligation to act as a collection agent on behalf of the local Tax Authorities. The Company records a liability when taxes are collected and it is written off when the government entity is paid.

A significant portion of the ticket sales are processed through major credit card companies, resulting in accounts receivable which are generally short–term in duration and typically collected prior to the recognition of revenue. Credit risk associated with these receivables is minimal.

Cargo is carried out in a dedicated freighter fleet and, to the extent of excess capacity, in the bellies of passenger aircraft.

(ii)	Aircraft operating leases

Aircraft operating lease income is recognized as other revenue in the Consolidated Statement of Comprehensive Income when it is earned, according to the terms of each lease agreement.

(iii)	Frequent flyer

The Company operates a frequent flyer loyalty program known as “LifeMiles” which is designed to retain and increase travelers’ loyalty by offering incentives to travelers for their continued patronage. Under the LifeMiles program, miles are earned by flying on the Company’s airlines or its alliance partners and by using the services of program partners for such things as credit card use, hotel stays, car rentals, and other activities. Miles are also directly sold through different distribution channels. Miles earned can be exchanged for flights or other products or services from alliance partners.

The fair value of consideration in respect of initial sale is allocated between the miles and other components of the sale including breakage in accordance with IFRS Interpretations Committee 13 Customer loyalty programs. Revenue allocated to the reward credits is deferred within “Air traffic liability” (see Note 21) until redemption. Components other than the fair value of Gross Billings are immediately recognized within “Revenue”. These components correspond to an initial revenue recognition element, related to the marketing attributes of the miles sold. The amount of revenue deferred is measured by applying statistical techniques based on market approach using observable information in accordance with IFRS 13 “Fair Value Measurements”. Inputs to the models include assumptions based on management’s expected redemption rates and customer preferences. The amount of revenue recognized related to breakage is based on the number of miles redeemed in a period in relation to the total number expected to be redeemed. These revenues also include estimates and assumptions developed by the company described in note 2 (d).

Air traffic liability
(g)	Air traffic liability

Revenue from passenger transportation is recognized once the service is provided, not when the ticket is sold. Revenues from ticket prices (do not include taxes to be paid to government entities) that have not been used or revenues corresponding to the unused portion of a sold ticket are deferred and the respective amount is recorded in the Consolidated Statements of Financial Position as “Deferred income for unearned transportation”. This income also includes the deferred income from the loyalty programs described in note 3 (f) (iii).

Fares for unused tickets that are expected to expire are recognized as revenue based on historical data and experience. The Company performs periodic evaluations of this liability, and any resulting adjustments, which can be significant, are recorded in the Consolidated Statement of Comprehensive Income. These adjustments relate primarily to the differences arising from actual events and circumstances such as historical fare sale activity and customer travel patterns which may result in refunds, exchanges or forfeited tickets differing significantly from estimates. The Company evaluates its estimates and assumptions and adjusts air traffic liability and passenger revenues as necessary.

Income tax
(h)	Income tax

Income tax expense comprises current and deferred taxes and is accounted for in accordance with IAS 12 “Income Taxes”.

(i)	Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in equity or in other comprehensive income is recognized in the Consolidated Statement of Changes in Equity or Consolidated Statement of Comprehensive Income, respectively. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

(ii)	Deferred income tax

Deferred tax is recognized for temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax assets are recognized to the extent that is probable that the temporary differences, the carry forward of unused tax credits and any unused tax losses can be utilized, except:

•	Where the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

•	In respect of taxable temporary differences associated with investments in subsidiaries, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax laws enacted or substantively enacted at the reporting date.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re–assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax relating to items recognized outside profit or loss is recognized in correlation to the underlying transaction either in OCI or directly in equity.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but the Company intends to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

Property and equipment
(i)	Property and equipment

(i)	Recognition and measurement

Flight equipment, property and other equipment are measured at cost less accumulated depreciation and accumulated impairment losses in accordance with IAS 16 “Property, Plant and Equipment”.

Property, operating equipment, and improvements that are being built or developed for future use by the Company are recorded at cost as under–construction assets. When under–construction assets are ready for use, the accumulated cost is reclassified to the respective property and equipment category.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Gain and losses on disposal of an item of flight equipment, property and equipment are determined by comparing the proceeds from disposal with the carrying amount.

(ii)	Subsequent costs

The costs incurred for major maintenance of an aircraft’s fuselage and engines are capitalized and depreciated over the shorter period to the next scheduled maintenance or return of the asset. The depreciation rate is determined according to the asset’s expected useful life based on projected cycles and flight hours. Routine maintenance expenses of aircraft and engines are charged to income as incurred.

(iii)	Depreciation

Depreciation is calculated over the depreciable amount, which is the cost of an asset, or other amount substituted for cost, less its residual value.

Depreciation is recognized in the Consolidated Statement of Comprehensive Income on a straight–line basis over the estimated useful lives of flight equipment, property and other equipment, since this method most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

Rotable spare parts for flight equipment are depreciated on the straight–line method, using rates that allocate the cost of these assets over the estimated useful life of the related aircraft. Land is not depreciated.

Estimated useful lives are as follows:

Estimated useful life (years)
Flight equipment:
Aircraft	10 – 30
Aircraft components and engines	Useful life of fleet associated with component or engines
Aircraft major repairs	4 – 12
Leasehold improvements	Lesser of remaining lease term and estimated useful life of the leasehold improvement
Property	20 – 50
Administrative buildings	20 – 50
Vehicles	2 – 10
Machinery and equipment	2 – 15

Residual values, amortization methods and useful lives of the assets are reviewed and adjusted, if appropriate, at each reporting date.

The carrying value of flight equipment, property and other equipment is reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable and the carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

The Company receives credits from manufacturers on acquisition of certain aircraft and engines that may be used for the payment of maintenance services, training, acquisition of spare parts and others. These credits are recorded as a reduction of the cost of acquisition of the related aircraft and engines and against other accounts receivable. These amounts are then charged to expense or recorded as an asset, when the credits are used to purchase additional goods or services. These credits are recorded within other liabilities in the Consolidated Statement of Financial Position when awarded by manufacturers.

(iv)	Revaluation and other reserves

Administrative property in Bogota, Medellín, El Salvador, and San Jose is recorded at fair value less accumulated depreciation on buildings and impairment losses recognized at the date of revaluation. Valuations are performed with sufficient frequency to ensure that the fair value of a revalued asset does not differ materially from its carrying amount. A revaluation reserve is recorded in other comprehensive income and credited to the asset revaluation reserve in equity. However, to the extent that it reverses a revaluation deficit of the same asset previously recognized in profit or loss, the increase is recognized in profit and loss. A revaluation deficit is recognized in the income statement, except to the extent that it offsets an existing surplus on the same asset recognized in the asset revaluation reserve. Upon disposal, any revaluation reserve relating to the particular asset being sold is transferred to retained earnings.

Leased assets
(j)	Leased assets

Leases in terms of which the Company assumes substantially all the risks and rewards of ownership are classified as finance leases in accordance with IAS 17 “Leases”. Upon initial recognition the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments.

Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in interest expense in the Consolidated Statement of Comprehensive Income.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term, the asset is depreciated over the lease term.

Operating lease payments are recognized as an operating expense in the Consolidated Statement of Comprehensive Income during the lease term.

Gains or losses related to sale–leaseback transactions classified as an operating lease after the sale are accounted for as follows:

(i)	They are immediately recognized as other (expense) income when it is clear that the transaction is established at fair value;

(ii)	If the sale price is below fair value, any profit or loss is immediately recognized as other (expense) income, however, if the loss is compensated by future lease payments at below market price, it is deferred and amortized in proportion to the lease payments over the contractual lease term;

(iii)	In the event of the sale price is higher than the fair value of the asset, the value exceeding the fair value is deferred and amortized during the period when the asset is expected to be used. The amortization of the gain is recorded as a reduction in lease expenses.

If the sale–leaseback transactions result in financial lease, any excess proceeds over the carrying amount shall be deferred and amortized over the lease term.

Borrowing costs
(k)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the respective assets in accordance with IAS 23 “Borrowing Costs”. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Intangible assets
(l)	Intangible assets

Intangible assets acquired separately are initially measured at cost in accordance with IAS 38 “Intangible Assets”. The cost of intangible assets acquired in a business combination is their fair value as at the date of acquisition. Internally generated intangible assets, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in the Consolidated Statement of Comprehensive Income in the year in which the expenditure is incurred.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over their useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or in the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the Consolidated Statement of Comprehensive Income within depreciation and amortization.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash–generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

Gains and losses arising from the de–recognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the Consolidated Statement of Comprehensive Income when the asset is derecognized.

Goodwill is measured initially at cost, represented by the excess of the sum of the consideration transferred and the amount recognized for the non-controlling interest, with respect to the net of the identifiable assets acquired and the liabilities assumed. If this consideration is less than the fair value of the net assets acquired, the difference is recognized as a gain at the date of acquisition.

After initial recognition, Goodwill is measured at cost less any accumulated impairment loss. For the purpose of impairment tests, Goodwill acquired in a business combination is assigned, from the date of acquisition, to each of the Company’s cash generating units that are expected to benefit from the combination, regardless of whether other assets or liabilities of the acquired entity are allocated to those units.

When the Goodwill is part of a cash generating unit, and part of the operation within that unit is sold, the Goodwill associated with the sold operation is included in the carrying amount of the operation at the time of determining the gain or loss for this disposal. The Goodwill that is derecognized in this circumstance is assigned proportionally on the basis of the relative values of the sale transaction and the retained portion of the cash generating unit.

The Company’s intangible assets include the following:

(i)	Software

Acquired computer software licenses are capitalized on the basis of cost incurred to acquire, implement and bring the software into use. Costs associated with maintaining computer software programs are expensed as incurred. In case of development or improvement to systems that will generate probable future economic benefits, the Company capitalizes software development costs, including directly attributable expenditures on materials, labor, and other direct costs.

Acquired software cost is amortized on a straight-line basis over its useful life.

Licenses and software rights acquired by the Company have finite useful lives and are amortized on a straight–line basis over the term of the contract. Amortization expense is recognized in the Consolidated Statement of Comprehensive Income.

(ii)	Routes and trademarks

Routes and trademarks are carried at cost, less any accumulated amortization and impairment. The useful life of intangible assets associated with routes and trademark rights are based on management’s assumptions of estimated future economic benefits. The intangible assets are amortized over their useful lives of between two and thirteen years. Certain routes and trademarks have indefinite useful lives and therefore are not amortized, but tested for impairment at least at the end of each reporting period. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

(iii)	Contract–based intangible assets

The useful life of intangible assets associated with contract rights and obligations is based on the term of the contract and are carried at cost, less accumulated amortization and related impairment.

Financial instruments - initial recognition and subsequent measurement
(m)	Financial instruments – initial recognition and subsequent measurement

(i)	Financial assets

Financial assets within the scope of IAS 39 “Financial Instruments: Recognition and Measurement” are classified into one of the following categories upon initial recognition: (a) financial assets at fair value through profit or loss, (b) loans and receivables, (c) held–to–maturity investments, (d) available–for–sale financial assets.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

Subsequent measurement

For purposes of subsequent measurement financial assets are classified in four categories:

•	Financial assets at fair value through profit or loss

•	Loans and receivables

•	Held–to–maturity investments

•	Available for sale financial assets

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. This category includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IAS 39. Derivatives, including those designated as hedging instruments in hedge relationships are also classified as fair value through profit or loss except for the effective portion of cash flow hedges, which is recognized in OCI and later reclassified to profit or loss when the hedge item affects profit or loss. Financial assets at fair value through profit or loss are measured at fair value and changes therein, which take place into account any dividend income, are recognized in the Consolidated Statement of Comprehensive Income as financial income or financial costs.

The Company does not hold or issue derivative instruments for trading purposes, however, certain derivative contracts are not designated as hedges for accounting purposes. Such derivative instruments are designated as financial instruments at fair value through profit or loss.

Loans and receivables

Loans and receivables are non–derivative financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition receivables are measured at amortized cost using the effective interest rate method, less a provision for impairment, if any.

Loans and receivables comprise cash and cash equivalents, deposits and trade and other receivables.

Held–to–maturity financial assets

If the Company has the positive intent and ability to hold debt securities to maturity, then such financial assets are classified as held–to–maturity. Held–to–maturity financial assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, held–to–maturity financial assets are measured at amortized cost using the effective interest method, less any impairment losses.

Available–for–sale financial assets

Available–for–sale financial assets are non–derivative financial assets that are designated as available–for–sale and that are not classified in any of the previous categories. The Company’s investments in equity securities and certain debt securities are classified as available–for–sale financial assets. Subsequent to initial recognition, such assets are measured at fair value and changes therein, other than impairment losses, are recognized in other comprehensive income and included within equity. When an investment is derecognized, the cumulative gain or loss in other comprehensive income is transferred to the Consolidated Statement of Comprehensive Income.

(ii)	Impairment of financial assets

Financial assets carried at amortized cost

For financial assets carried at amortized cost, the Company first assesses whether objective evidence of impairment exists either individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Company determines that no objective evidence of impairment exists for an individually assessed financial asset, the asset is grouped with other financial assets with similar credit risk characteristics and collectively assessed for impairment. Assets that are individually assessed for impairment are not included in a collective assessment of impairment.

If there is objective evidence that an impairment loss has been incurred, the amount of the loss is measured as the difference between the assets’ carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate. If a loan has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate (“EIR”).

The carrying amount of the asset is reduced through the use of an allowance account and the amount of the loss is recognized in the Consolidated Statement of Comprehensive Income. Interest income continues to be accrued on the reduced carrying amount and is accrued using the rate of interest used to discount the future cash flows for purpose of measuring the impairment loss. The interest income is recorded as part of financial income in the Consolidated Statement of Comprehensive Income.

If, in a subsequent year, the amount of the estimated impairment loss decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed with the amount of the reversal recognized in the Consolidated Statement of Comprehensive Income.

Available–for–sale financial assets

Impairment losses on available–for–sale financial assets are recognized by reclassifying the losses accumulated in the fair value reserve in equity to profit or loss. The cumulative loss that is reclassified from equity to profit or loss is the difference between the acquisition cost, net of any principal repayment and amortization, and the current fair value, less any impairment loss recognized previously. Changes in cumulative impairment losses attributable to application of the effective interest method are reflected as a component of interest income.

If, in a subsequent period, the fair value of an impaired available–for–sale debt security increases and the increase can be related objectively to an event occurring after the impairment loss was recognized, then the impairment loss is reversed, with the amount of the reversal recognized in the Consolidated Statement of Comprehensive Income. However, any subsequent recovery in the fair value of an impaired available–for–sale equity security is recognized in other comprehensive income.

Derecognition

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognized when:

•	The rights to receive cash flows from the asset have expired.

•	The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass–through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass–through arrangement, and it has neither transferred nor retained substantially all of the risks and rewards of the asset nor transferred control of it, the asset is recognized to the extent of the Company’s continuing involvement in it.

In that case, an associated liability is also recognized. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations which have been retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to be repay.

(iii)	Financial liabilities

Financial liabilities within the scope of IAS 39 are measured at amortized cost using the effective interest method, except for liabilities classified as financial liabilities at fair value through profit or loss, loan commitments, and financial guarantee contracts. The Company determines the classification of its financial liabilities at initial recognition.

All financial liabilities are recognized initially at fair value including directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables, bank overdrafts, loans and borrowings, financial guarantee contracts, derivative financial instruments and finance lease obligations.

Subsequent measurement

Financial liabilities at fair value through other comprenhensive income

Financial liabilities at fair value through other comprenhensive income include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through other comprenhensive income. This category includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the Consolidated Statement of Comprehensive Income.

The Company has not designated any financial liabilities upon initial recognition as at fair value through other comprenhensive income.

Loans and borrowings carried at amortized cost

After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the Consolidated Statement of Comprehensive Income when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in interest expense in the Consolidated Statement of Comprehensive Income.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the Consolidated Statement of Comprehensive Income.

(i)	Offsetting of financial assets and financial liabilities

Financial assets and financial liabilities are offset and the net amount reported in the Consolidated Statement of Financial Position if, and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

(ii)	Fair value of financial instruments

The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotations (bid price for long positions and ask price for short positions), without any deduction for transaction costs.

For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm’s length market transactions; reference to the current fair value of another instrument that is substantially the same; a discounted cash flow analysis or other valuation models.

An analysis of fair values of financial instruments and further details as to how they are measured are provided in Note 29.

Derivative financial instruments and hedge accounting
(n)	Derivative financial instruments and hedge accounting

The Company uses derivative financial instruments such as forward currency contracts, interest rate contracts and forward commodity contracts to hedge its foreign currency risks, interest rate risks and commodity price risks, respectively. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into. Subsequent to initial recognition, derivatives are carried at fair value as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Future contracts from commodities that are entered into and continue to be held for the purpose of the receipt or delivery of a non–financial item in accordance with the Company’s expected purchase, sale or usage requirements are held at cost.

Any gains or losses arising from changes in the fair value of derivatives are taken directly into the Consolidated Statement of Comprehensive Income, except for the effective portion of derivatives assigned as cash flow hedges, which is recognized in other comprehensive income.

Cash flow hedges

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the entity will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.

Cash flow hedges which meet the strict criteria for hedge accounting are accounted for as follows:

The effective portion of the gain or loss on the hedging instrument is recognized directly as other comprehensive income in the equity, while any ineffective portion of cash flow hedge related to operating and financing activities is recognized immediately in the Consolidated Statement of Comprehensive Income.

Amounts recognized as other comprehensive income are transferred to the Consolidated Statement of Comprehensive Income when the hedged transaction affects earnings, such as when the hedged financial income or financial expense is recognized or when a forecast sale occurs. Where the hedged item is the cost of a non–financial asset or non–financial liability, the amounts recognized as other comprehensive income are transferred to the initial carrying amount of the non–financial asset or liability.

If the forecast transaction or firm commitment is no longer expected to occur, the cumulative gain or loss previously recognized in equity is transferred to the Consolidated Statement of Comprehensive Income. If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover, or if its designation as a hedge is revoked, any cumulative gain or loss previously recognized in other comprehensive income remains in other comprehensive income until the forecast transaction or firm commitment affects profit or loss.

The Company uses forward currency contracts and cross currency swaps as hedges of its exposure to foreign currency risk in forecasted transactions and firm commitments, as well as forward commodity contracts for its exposure to volatility in the commodity prices. Refer to Note 27 for more details.

Current versus non–current classification of derivatives instruments

Derivative instruments that are not designated as effective hedging instruments are classified as current or non–current or separated into a current and non–current portion based on an assessment of the facts and circumstances (i.e., the underlying contracted cash flows).

Where the Company will hold a derivative as an economic hedge (and does not apply hedge accounting) for a period beyond 12 months after the reporting date, the derivative is classified as non–current (or separated into current and non–current portions) consistent with the classification of the underlying item.

Embedded derivatives are separated from the host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative are not closely related, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative, and the combined instrument is not measured at fair value through other comprenhensive income.

Derivative instruments that are designated as, and are effective hedging instruments, are classified consistently with the classification of the underlying hedged item. The derivative instrument is separated into a current portion and a non–current portion only if a reliable allocation can be made.

Expendable spare parts and supplies
(o)	Expendable spare parts and supplies

Expendable spare parts relating to flight equipment are measured at the lower of average cost and net realizable value. Net realizable value is the estimated base stock cost reduced by the allowance for obsolescence.

Impairment of non-financial assets
(p)	Impairment of non–financial assets

The Company assesses in accordance with IAS 36 “Impairment of Assets” at each reporting date whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash–generating unit’s (“CGU”) fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre–tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, or other available fair value indicators.

Impairment losses of continuing operations, including impairment on inventories, are recognized in the Consolidated Statement of Comprehensive Income in those expense categories consistent with the nature of the impaired asset, except for a property previously revalued where the revaluation was taken to other comprehensive income. In this case, the impairment is also recognized in other comprehensive income up to the amount of any previous revaluation.

For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Company estimates the asset’s or cash–generating unit’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the income statement unless the asset is carried at a revalued amount, in which case the reversal is treated as a revaluation increase.

The following criteria are also applied in assessing impairment of specific assets:

Goodwill is tested for impairment annually as of the year end and when circumstances indicate that the carrying value of the cash generating unit to which it pertains may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each cash–generating unit (or group of cash–generating units) to which the goodwill relates. Where the recoverable amount of the cash generating unit is less than their carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Management has considered the impact of greater than forecasted variations in relevant assumptions in assessing the CGU’s recoverable amount. As a result of the analysis performed a reasonably possible change in key assumptions would not cause the CGU’s carrying amount to exceed its recoverable amount.

Cash and cash equivalents
(q)	Cash and cash equivalents

Cash and cash equivalents in the Consolidated Statement of Financial Position comprise cash at banks and on hand and short–term deposits with original maturity of three months or less, which are subject to an insignificant risk of change in value.

For the purpose of the Consolidated Statement of Cash Flows, cash and cash equivalents consist of cash and short–term deposits as defined above, net of outstanding bank overdrafts, if any.

Maintenance deposits
(r)	Maintenance deposits

Maintenance deposits correspond to deposits paid to lessors based on cycles, flight hours, or fixed monthly amounts, depending on the specific nature of each provision. Rates used for the calculation and monthly amounts are specified in each lease agreement. The maintenance deposits paid to aircraft lessors are recorded within “Deposits and other assets” when they are susceptible for recovery, to the extent that such amounts are expected to be used to fund future maintenance activities. Deposits that are not probable of being used to fund future maintenance activities are expensed as incurred.

The maintenance deposits refer to payments made by the Company to leasing companies to be used in future aircraft and engine maintenance work. Management performs regular reviews of the recovery of maintenance deposits and believes that the values reflected in the Consolidated Statement of Financial Position are recoverable. These deposits are used to pay for maintenance performed, and might be reimbursed to the Company after the execution of a quialifying maintenance service or when the leases are completed, according to the contractual conditions. Certain lease agreements establish that the existing deposits, in excess of maintenance costs are not refundable. Such excess occurs when the amounts used in future maintenance services are lower than the amounts deposited. Any excess amounts expected to be retained by the lessor upon the lease contract termination date, which are not considered material, are recognized as additional aircraft lease expense. Payments related to maintenance that the Company does not expect to perform are recognized when paid as additional rental expense. Some of the aircraft lease agreements do not require maintenance deposits.

Security deposits for aircraft and engines
(s)	Security deposits for aircraft and engines

The Company must pay security deposits for certain aircraft and engine lease agreements. Reimbursable aircraft deposits are stated at cost.

Deposits that have fixed or determinable payments that are not quoted in an active market are classified as ‘loans and receivables’. Such assets are measured at amortized cost using the effective interest method, less any impairment. Interest income is recognized by applying the effective interest rate.

Deposits for guarantee and collateral for lease agreements

Deposits for guarantee and collateral are represented by amounts deposited with lessors, as required at the inception of the lease agreements. The deposits are typically denominated in U.S. Dollars, do not bear interest and are reimbursable to the Company upon termination of the agreements.

Provisions
(t)	Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is more likely than not that an outflow of economic benefits will be required to settle the obligation in accordance with IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”.

Provisions are set up for all legal claims related to lawsuits for which it is probable that an outflow of funds will be required to settle the legal claims obligation and a reasonable estimate can be made. The assessment of probability of loss includes assessing the available evidence, the hierarchy of laws, available case law, the most recent court decision and their relevance in the legal system, as well as the assessment of legal counsel.

If the effect of the time value of money is material, provisions are discounted using a current pre–tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a financial cost.

For certain operating leases, the Company is contractually obligated to return aircraft in a defined condition. The Company recognizes for restitution costs of the aircraft held under operating leases and accumulates them monthly during the term of the lease contract. Restitution costs are based on the net present value of the estimated average costs of returning the aircraft and are recognized in the Consolidated Statement of Comprehensive Income in “Maintenance and repairs.”

Employee benefits
(u)	Employee benefits

The Company sponsors defined benefit pension plans, which require contributions to be made to separately administered funds. The Company has also agreed to provide certain additional post–employment benefits to senior employees in Colombia. These benefits are unfunded. The cost of providing benefits under the defined benefit plans is determined separately for each plan using the projected unit credit cost method.

Actuarial gains and losses for defined benefit plans are recognized in full in the period in which they occur in other comprehensive income.

The defined benefit asset or liability comprises the present value of the defined benefit obligation (using a discount rate based on Colombian Government bonds), and less the fair value of plan assets out of which the obligations are to be settled. Plan assets are held by the Social Security Institute and private pension funds are not available to the creditors of the Company, nor can they be paid directly to the Company. Fair value is based on market price information and in the case of quoted securities on the published bid price. The value of any defined benefit asset recognized is restricted and the present value of any economic benefits available in the form of refunds from the plan or reductions in the future contributions to the plan.

Under IAS 19 (issued in June 2011 and amended in November 2013), the Company determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit liability (asset) at the beginning of the annual period. It takes into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. The net interest on the net defined benefit liability (asset) comprises:

•	Interest income on plan assets.

•	Interest cost on the defined benefit obligation; and

•	Interest on the effect of the asset ceiling

Additionally the Company offers the following employee benefits:

(i)	Defined contribution plans

Obligations for contributions to defined contribution pension plans are recognized as an expense in the Consolidated Statement of Comprehensive Income when they are due.

(ii)	Termination benefits

Termination benefits are recognized as an expense at the earlier of when the entity can no longer withdraw the offer of the termination benefit and when the entity recognizes any related restructuring costs.

Share based payments
(v)	Share based payments

Since March 2012, the Company has operated a share based payments plan (the “Share Based Plan”) whereby eligible participants receive cash payments if certain market and non–market vesting conditions are met. The Company accounts for the Share Based Plan as a cash–settled share based payment in accordance with the provisions of IFRS 2 “Share–based payments”, whereby the Company accrues a liability at the end of each reporting period based on the estimated fair value of the awards expected to be redeemed, as determined using the Turnbull–Wakeman pricing model.

Prepaid expenses
(w)	Prepaid expenses

(i)	Prepaid commissions

Commissions paid for tickets sold are recorded as prepaid expenses and expensed when the tickets are used.

(ii)	Prepaid rent

Prepaid rent for aircraft corresponds to prepaid contractual amounts that will be applied to future lease payments over a term of less than one year.

Interest income and interest expense
(x)	Interest income and interest expense

Interest income comprises interest income on funds invested (including available–for–sale financial assets), changes in the fair value of financial assets at fair value through the Consolidated Statement of Comprehensive Income and gains on interest rate hedging instruments that are recognized in the Consolidated Statement of Comprehensive Income. Interest income is recognized as accrued in the Consolidated Statement of Comprehensive Income, using the effective interest rate method.

Interest expense comprises interest expense on borrowings, unwinding of the discount on provisions, changes in the fair value of financial assets at fair value through the Consolidated Statement of Comprehensive Income, and losses on interest rate hedging instruments that are recognized in the Consolidated Statement of Comprehensive Income. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in the Consolidated Statement of Comprehensive Income using the effective interest method.